Recent Grant Dates And Related Exercise Prices Of Stock Options Granted to Employees And Directors (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	416,541		324,585	145,375	371,899
Fair Value Estimate per Common Share	$ 7.05	$ 0.82	$ 0.82	$ 1.07	$ 0.82
January 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	92,939
Exercise Price	$ 1.46
Fair Value Estimate per Common Share	$ 0.82
April 5, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	140,391
Exercise Price	$ 1.46
Fair Value Estimate per Common Share	$ 0.82
July 19, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	91,255
Exercise Price	$ 1.46
Fair Value Estimate per Common Share	$ 0.82
March 12, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	66,967
Exercise Price	$ 2.17
Fair Value Estimate per Common Share	$ 1.18
July 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option Granted	349,574
Exercise Price	$ 4.74
Fair Value Estimate per Common Share	$ 8.16